Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets, Current [Abstract]
Cash and cash equivalents	$ 200,300	$ 272,673
Due from Related Parties, Current	8,197	42,373
Prepaid expenses and other current assets	11,247	3,872
Assets Held-for-sale, Not Part of Disposal Group, Current	172,888	43,781
Total current assets	392,632	362,699
Assets, Noncurrent [Abstract]
Vessels, net	764,454	66,633
Vessels under construction	288,282	866,844
Deferred financing cost, net	12,807	3,181
Other assets	14,736	19,543
Due from related parties	12,525	5,305
Total non-current assets	1,092,804	961,506
Total assets	1,485,436	1,324,205
Liabilities, Current [Abstract]
Bank loans	110,226	3,300
Accounts payable and accrued expenses	16,214	15,811
Due to related parties	624	1,231
Total current liabilities	127,064	20,342
Liabilities, Noncurrent [Abstract]
Bank loans	350,216	30,250
Senior Notes	73,625	73,625
Total non-current liabilites	423,841	103,875
Total liabilities	$ 550,905	$ 124,217
Commitments and Contingencies (Note 7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common stock, $0.01 par value per share; authorized 56,250,000 shares; issued and outstanding 28,686,561and 15,024,974 shares as of December 31, 2015 and December 31, 2014, respectively	$ 287	$ 1,803
Additional Paid in Capital	1,567,905	1,321,057
Accumulated Deficit	(633,661)	(122,872)
Total shareholders' equity	934,531	1,199,988
Total liabilities and shareholders' equity	$ 1,485,436	$ 1,324,205